Borrowing Arrangements (Details) - USD ($)				1 Months Ended												3 Months Ended			9 Months Ended				12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 20, 2020	Dec. 31, 2018	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Jan. 01, 2021
Borrowing Arrangements [Line Items]
Total Principal amount								$ 500,000			$ 500,000								$ 100,000										$ 100,000
Percentage of accured interest											3.00%								6.00%				6.00%
Remaining balance		$ 0				$ 0																	$ 0
Percentage of equity financing	80.00%	80.00%				80.00%										80.00%	80.00%		80.00%				80.00%
Initial fair value																			$ 100,000				$ 100,000
Expense																			$ 0
Redeemable convertible preferred stock (in Shares)																			62,500				62,500
other income expense																			$ 100,000				$ 100,000
Common stock outstanding (in Shares)	45,312,243	19,932,429	9,806,143			19,932,429										45,312,243	45,312,243		45,312,243				19,932,429		9,806,143
Interest expense																$ 30,700,000
Immaterial debt issuance costs	$ 100,000	$ 100,000				$ 100,000										100,000	$ 100,000		$ 100,000				$ 100,000
Common stock, issued (in Shares)			5,229																						5,229
Obtain new equity			$ 15,000,000																						$ 15,000,000
Repaid the principal and accrued interest								$ 6,700,000
Bears interest rate						8.00%
Interest expense recognized																300,000			1,000,000				700,000
Revolving loan	2,175,000	2,400,000	0			$ 2,400,000										2,175,000	2,175,000		$ 2,175,000				$ 2,400,000		0
Prime rate plus																			4.50%				4.50%
Total amendment fees	1,900,000	1,900,000				$ 1,900,000										1,900,000	1,900,000		$ 1,900,000				$ 1,900,000
Borrow, percentage						70.00%
Vendor purchase net amount						$ 10,000,000
Borrowing		20,000,000				20,000,000																	20,000,000
Outstanding net debt						5,600,000													11,700,000				5,600,000
Accrued financing cost	4,100,000	100,000			$ 800,000	100,000										4,100,000	4,100,000		4,100,000				100,000
Recognized interest expense																0			3,100,000
Pay return capital				$ 500,000
Payments for Settlement	100,000																		100,000
Contributed	$ 25,600,000	$ 25,600				$ 25,600										$ 25,600,000	$ 25,600,000		$ 25,600,000				$ 25,600
Investment dividend payable percentage	25.00%	25.00%				25.00%										25.00%	25.00%		25.00%				25.00%
Exercisable shares (in Shares)																			4,132,513				4,132,513
Investment description																			The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is March 31, 2024 subsequent to the modification. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the unaudited condensed consolidated statements of operations and comprehensive income (loss).
Loss on extinguishment							$ 1,400,000													[1]	$ 3,235,000	[1]	$ 3,235,000	[2]		[2]		[2]
Fair value of short term debt	$ 28,400,000															$ 28,400,000	$ 28,400,000		28,400,000
Redemption amount																			31,900,000
Liability	0	$ 25,200,000				$ 25,200,000										0	0		0				25,200,000
Interest expense																1,200,000		$ 400,000	2,700,000		900,000
Payment of interest	200,000															200,000	200,000		200,000
Long term debt fair value	29,100,000															29,100,000	29,100,000		29,100,000
Embedded derivative liabilities unrealized gains losses																									366,000
Convertible Debt		18,944,000	$ 8,710,000			18,944,000																	18,944,000		$ 8,710,000
Notes Payable		18,944,000				18,944,000																	$ 18,944,000
Paycheck Protection Programme Loan [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Other Long-Term Debt											$ 900,000		$ 900,000
Secured Credit Facility [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Secured Debt						5,500,000
Repayments of Secured Debt					$ 6,300,000
CS Soils [Member]
Borrowing Arrangements [Line Items]
Redemption price percentage																			10.50%				10.50%
Loss on extinguishment																			$ 10,300,000
Liability	$ 29,200,000	0				0										29,200,000	$ 29,200,000		29,200,000				$ 0
Interest expense																$ 100,000		700,000	$ 700,000		1,700,000		2,400,000
Long term debt fair value		24,000,000				24,000,000																	24,000,000
Debt Related Commitment Fees and Debt Issuance Costs																							1,200,000
Long term debt		$ 25,200,000				$ 25,200,000																	$ 25,200,000
Common Stock [Member]
Borrowing Arrangements [Line Items]
Redeemable convertible preferred stock (in Shares)																	5,460,075		5,460,075
Common stock, issued (in Shares)			5,229																						5,229
Purchase of common stock (in Shares)																			5,978,960				5,978,960
Price per share (in Dollars per share)	$ 0.01	$ 0.01				$ 0.01										$ 0.01	$ 0.01		$ 0.01				$ 0.01
2020 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Total Principal amount																			$ 3,800,000				$ 3,800,000
Percentage of accured interest																			2.00%				2.00%
Remaining balance	$ 0	$ 0				$ 0										$ 0	$ 0		$ 0				$ 0
Percentage of equity financing	80.00%	80.00%				80.00%										80.00%	80.00%		80.00%				80.00%
Initial fair value																			$ 500,000				$ 500,000
Weighted-average effective interest rate	25.60%	25.60%				25.60%										25.60%	25.60%		25.60%				25.60%
Expense																$ 0		$ 0	$ 0		$ 0
other income expense																			$ 900,000				$ 900,000
Convertible per share (in Dollars per share)																			$ 0.75
2021-A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Total Principal amount																			$ 4,300,000				$ 4,300,000
Percentage of accured interest																			2.00%				2.00%
Percentage of equity financing	80.00%	80.00%				80.00%										80.00%	80.00%		80.00%				80.00%
Initial fair value																			$ 600,000				$ 600,000
Weighted-average effective interest rate	18.10%	18.10%				18.10%										18.10%	18.10%		18.10%				18.10%
Other expense																			$ 800,000				$ 800,000
Redeemable convertible preferred stock (in Shares)																			869,640				869,640
other income expense																							$ 200,000
Additional convertible note																			$ 500,000				$ 500,000
Due and payable amount																			3.00%				3.00%
2021-A Convertible Notes [Member] | Tranche One [Member]
Borrowing Arrangements [Line Items]
Notes Payable		$ 0	$ 500,000			$ 0																	$ 0		$ 500,000
2021-A Convertible Notes [Member] | Tranche Two [Member]
Borrowing Arrangements [Line Items]
Notes Payable			2,000,000																						2,000,000
Debt Instrument, Unamortized Discount		0				0																	$ 0
2022 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Percentage of accured interest																			5.00%				5.00%
Initial fair value																			$ 6,700,000				$ 6,700,000
Aggregate purchase price	$ 12,000,000	12,000,000				12,000,000										$ 12,000,000	$ 12,000,000		12,000,000				$ 12,000,000
Additional total purchase	$ 21,300,000															$ 21,300,000	$ 21,300,000		$ 21,300,000
Convertible per share (in Dollars per share)																							$ 0.75
Common stock outstanding (in Shares)	5,316,460															5,316,460	5,316,460		5,316,460
Interest payable on convertble debt		200,000				200,000																	$ 200,000
Convertible debt at fair value		19,800,000				19,800,000																	19,800,000
2022 Convertible Notes [Member] | Related Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt		15,500,000				15,500,000																	15,500,000
2022 Convertible Notes [Member] | Nonrelated Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt		3,400,000				3,400,000																	3,400,000
2019 SAFE [Member]
Borrowing Arrangements [Line Items]
Remaining balance	$ 0															$ 0	$ 0		$ 0
Initial fair value																			200,000				200,000
Other expense																			$ 100,000				$ 100,000
Redeemable convertible preferred stock (in Shares)																			48,258				48,258
2021 SAFE [Member]
Borrowing Arrangements [Line Items]
Remaining balance		0				0																	$ 0
Initial fair value																							6,300,000
Other expense																							$ 1,400,000
Redeemable convertible preferred stock (in Shares)																							1,005,366
Immaterial debt issuance costs		5,000,000				5,000,000																	$ 5,000,000
2021 Promissory Notes [Member]
Borrowing Arrangements [Line Items]
Shares, issued (in Shares)									50,000
Exercise price per share (in Dollars per share)									$ 0.01
Short-term promissory note									$ 2,000,000	$ 500,000
Promissory note carried simple interest rate										2.00%
Financing fee									$ 300,000
Current Insight Promissory Note [Member]
Borrowing Arrangements [Line Items]
Immaterial debt issuance costs			$ 100,000																						100,000					$ 100,000
Bears interest rate												0.14%
2018 Bridge Notes [Member]
Borrowing Arrangements [Line Items]
Bears interest rate															8.00%
Convertible secured notes															$ 3,400,000
Carrying value	$ 10,700,000	9,800,000				9,800,000										$ 10,700,000	$ 10,700,000		$ 10,700,000				9,800,000
2018 Bridge Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Borrowing Arrangements [Line Items]
Notes Payable, Fair Value Disclosure		$ 9,100,000				$ 9,100,000																	9,100,000
Minimum [Member]
Borrowing Arrangements [Line Items]
Line of credit interest rate														3.50%
Exercise price per share (in Dollars per share)			$ 0.38
Liquidity ratio amount																			1				1.75
Increased repayment premium, percentage						110.00%
Minimum [Member] | 2022 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Interest expense																			0.1
Maximum [Member]
Borrowing Arrangements [Line Items]
Line of credit interest rate														5.25%
Exercise price per share (in Dollars per share)			$ 0.62
Liquidity ratio amount																			1.75				1
Increased repayment premium, percentage						120.00%
Maximum [Member] | 2020 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Embedded derivative liabilities unrealized gains losses																							$ 0		100,000		100,000
Maximum [Member] | 2022 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Interest expense																			$ 700,000
Warrant [Member]
Borrowing Arrangements [Line Items]
Shares, issued (in Shares)			5,122
Conversion Amount [Member]
Borrowing Arrangements [Line Items]
Maturity date											Jun. 30, 2021
2019-A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Weighted-average effective interest rate	17.60%	17.60%				17.60%										17.60%	17.60%		17.60%				17.60%
Embedded derivative liabilities unrealized gains losses																									17,000
2019-A Convertible Notes [Member] | Maximum [Member]
Borrowing Arrangements [Line Items]
Embedded derivative liabilities unrealized gains losses																							$ 0		$ 100,000		$ 100,000
SAFE [Member]
Borrowing Arrangements [Line Items]
Estimated fair value																			$ 60,500,000				$ 60,500,000
Converted, shares (in Shares)																			8,171,662				8,171,662
SCI Term Loan and Revolver Loan [Member]
Borrowing Arrangements [Line Items]
Maturity date																			Oct. 31, 2023				Oct. 31, 2023
Revolving loan	$ 5,000,000	$ 5,000,000				$ 5,000,000										$ 5,000,000	$ 5,000,000		$ 5,000,000				$ 5,000,000
Series D Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Remaining balance		0				0																	$ 0
Series D Preferred Stock [Member] | 2020 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Redeemable convertible preferred stock (in Shares)																			785,799				785,799
Loan and Security Agreement [Member]
Borrowing Arrangements [Line Items]
Line of credit														$ 7,000,000
Long-Term Line of Credit		7,000,000				7,000,000																	$ 7,000,000
Revolving Loan [Member]
Borrowing Arrangements [Line Items]
Interest expense recognized		100,000														200,000			$ 500,000
Interest rate																			7.75%				7.75%
Fair value																			$ 5,000,000				$ 5,000,000
Principal balance	5,000,000	$ 5,000,000				$ 5,000,000										$ 5,000,000	$ 5,000,000		5,000,000				$ 5,000,000
Rodgers Massey [Member]
Borrowing Arrangements [Line Items]
Interest expense recognized																			$ 5,000,000
Polar Settlement Agreement [Member]
Borrowing Arrangements [Line Items]
Payments for Settlement	$ 500,000

[1]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero during each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[2]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.